Investment Strategy	Aug. 06, 2025
Institutional Shares | The Brown Capital Management Small Company Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of those companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the Small Company Fund is on the revenue produced by the issuer of the securities.

The Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers.  The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Small Company from small capitalization investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically generate no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five-year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40 to 65 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Strategy Portfolio Concentration [Text]	The Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of those companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”).
Institutional Shares | The Brown Capital Management International All Company Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The International All Company Fund invests substantially all of its assets in the equity securities of non-U.S. based companies. The International All Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional companies. It is important to note that the International All Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International All Company Fund is on the revenue produced by the issuer of the securities. The International All Company Fund typically holds a portfolio of between 40 to 70 securities which the Advisor believes have the potential for growth.

The International All Company Fund considers an issuer to be non-U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The International All Company Fund may invest in securities of issuers located in emerging market countries.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers.  The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International All Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes International All Company Fund portfolio construction by its use of revenue (not market capitalization) to identify and invest in exceptional international companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. There are no minimum or maximum levels of revenue that constrain the Fund’s ability to make investments in any particular international company. International companies eligible for purchase include U.S. listed securities domiciled outside the U.S. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with the other team members before conducting in-depth research of a particular company in order to ensure commitment of time and dedication to understanding a company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five-year evaluation horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International All Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40 to 70 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International All Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Institutional Shares | The Brown Capital Management International Small Company Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The International Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the International Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International Small Company Fund is on the revenue produced by the issuer of the securities.

The International Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The International Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The International Small Company Fund considers an issuer to be non–U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The Fund may invest in the securities of emerging or developing markets.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers.  The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes “Small Company” from “small capitalization” investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically generate no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five-year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40 to 65 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Strategy Portfolio Concentration [Text]	The International Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”).
Investor Shares | The Brown Capital Management Small Company Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of those companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the Small Company Fund is on the revenue produced by the issuer of the securities.

The Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers.  The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Small Company from small capitalization investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically generate no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five-year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40 to 65 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Strategy Portfolio Concentration [Text]	The Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of those companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”).
Investor Shares | The Brown Capital Management International All Company Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The International All Company Fund invests substantially all of its assets in the equity securities of non-U.S. based companies. The International All Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional companies. It is important to note that the International All Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International All Company Fund is on the revenue produced by the issuer of the securities. The International All Company Fund typically holds a portfolio of between 40 to 70 securities which the Advisor believes have the potential for growth.

The International All Company Fund considers an issuer to be non–U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The International All Company Fund may invest in securities of issuers located in emerging market countries.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers.  The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International All Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes International All Company Fund portfolio construction by its use of revenue (not market capitalization) to identify and invest in exceptional international companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. There are no minimum or maximum levels of revenue that constrain the Fund’s ability to make investments in any particular international company. International companies eligible for purchase include U.S. listed securities domiciled outside the U.S. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with the other team members before conducting in-depth research of a particular company in order to ensure commitment of time and dedication to understanding a company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five-year evaluation horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International All Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40 to 70 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International All Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Investor Shares | The Brown Capital Management International Small Company Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The International Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the International Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International Small Company Fund is on the revenue produced by the issuer of the securities.

The International Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The International Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The International Small Company Fund considers an issuer to be non–U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The Fund may invest in the securities of emerging or developing markets.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers.  The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes “Small Company” from “small capitalization” investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically generate no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five-year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40 to 65 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Strategy Portfolio Concentration [Text]	The International Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”).